INVESTMENTS - Assets Carried at Fair Value Were Measured on Recurring Basis (Details) - Atlantic American Corporation 401(k) Retirement Savings Plan [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS [Abstract]
Investments, at fair value		$ 31,331,053	$ 28,413,186
Employer Common Stock Fund [Member]
INVESTMENTS [Abstract]
Investments, at fair value		951,473	554,930
Registered Investment Companies [Member]
INVESTMENTS [Abstract]
Investments, at fair value		19,677,488	17,447,356
Investment in Fair Value [Member]
INVESTMENTS [Abstract]
Investments, at fair value		20,628,961	18,002,286
Common/collective Trusts Measured at NAV [Member]
INVESTMENTS [Abstract]
Investments, at fair value	[1]	10,702,092	10,410,900
Level 1 [Member] | Employer Common Stock Fund [Member]
INVESTMENTS [Abstract]
Investments, at fair value		0	0
Level 1 [Member] | Registered Investment Companies [Member]
INVESTMENTS [Abstract]
Investments, at fair value		19,677,488	17,447,356
Level 1 [Member] | Investment in Fair Value [Member]
INVESTMENTS [Abstract]
Investments, at fair value		19,677,488	17,447,356
Level 2 [Member] | Employer Common Stock Fund [Member]
INVESTMENTS [Abstract]
Investments, at fair value		951,473	554,930
Level 2 [Member] | Registered Investment Companies [Member]
INVESTMENTS [Abstract]
Investments, at fair value		0	0
Level 2 [Member] | Investment in Fair Value [Member]
INVESTMENTS [Abstract]
Investments, at fair value		951,473	554,930
Level 3 [Member] | Employer Common Stock Fund [Member]
INVESTMENTS [Abstract]
Investments, at fair value		0	0
Level 3 [Member] | Registered Investment Companies [Member]
INVESTMENTS [Abstract]
Investments, at fair value		0	0
Level 3 [Member] | Investment in Fair Value [Member]
INVESTMENTS [Abstract]
Investments, at fair value		$ 0	$ 0

[1]	Certain investments that are measured at fair value using the NAV per share practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.